Leases - Amounts recognized in profit or loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Interest expenses related to lease liabilities	$ 465.5	$ 458.8	$ 370.0
Vessels
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:		0.9	27.3
Containers
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short-term leases:	$ 36.5	$ 31.9	$ 23.6